Shareholder Report, Holdings (Details) - C000179256	Nov. 30, 2025
09262F100 | BlackRock ESG Capital Allocation Term Trust
Holdings [Line Items]
Percent of Net Asset Value	9.40%
G3156P103 | ASA Gold and Precious Metals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
09260K101 | BlackRock Science and Technology Term Trust
Holdings [Line Items]
Percent of Net Asset Value	6.20%
36242H104 | Gabelli Dividend & Income Trust (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
92840R101 | Virtus Dividend Interest & Premium Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
368802104 | General American Investors Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
69346N107 | PIMCO Dynamic Income Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
64133Q108 | Neuberger Berman Next Generation Connectivity Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
092501105 | BlackRock Enhanced Global Dividend Trust
Holdings [Line Items]
Percent of Net Asset Value	3.00%
895436103 | Tri-Continental Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Equity
Holdings [Line Items]
Percent of Net Asset Value	40.50%